UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09221

The Community Reinvestment Act Qualified Investment Fund
(Exact name of registrant as specified in charter)

2500 Weston Road
Suite 101
Weston, Florida 33331
 (Address of principal executive offices)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2013

Date of reporting period: August 31, 2012

Item 1.	Schedule of Investments.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2012 (unaudited)
	Principal
	Amount	Value
CORPORATE BONDS - 0.49%
Salvation Army
5.44%, 09/01/2015	$370,000	$413,449
5.50%, 09/01/2018	1,375,000	1,617,523
5.64%, 09/01/2026	4,400,000	5,037,296

TOTAL CORPORATE BONDS (Cost $6,126,842)		7,068,268

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 80.10%
FGLMC Single Family - 3.97%
Pool Q10074, 3.00%, 08/01/2042	1,247,245	1,290,930
Pool Q10600, 3.00%, 09/01/2042	1,106,050	1,144,444
Pool Q04534, 3.50%, 11/01/2041	1,727,009	1,828,340
Pool Q04872, 3.50%, 11/01/2041	1,030,230	1,090,678
Pool Q05170, 3.50%, 12/01/2041	903,940	956,978
Pool Q05365, 3.50%, 01/01/2042	1,234,235	1,306,653
Pool Q06110, 3.50%, 02/01/2042	1,716,360	1,821,625
Pool Q06269, 3.50%, 02/01/2042	1,689,905	1,793,548
Pool Q06527, 3.50%, 03/01/2042	1,931,155	2,049,594
Pool Q06650, 3.50%, 03/01/2042	1,402,058	1,488,048
Pool Q06793, 3.50%, 03/01/2042	1,283,764	1,362,499
Pool Q07121, 3.50%, 04/01/2042	1,928,234	2,046,494
Pool Q07147, 3.50%, 04/01/2042	2,049,297	2,174,982
Pool Q07398, 3.50%, 04/01/2042	1,688,338	1,791,885
Pool Q07899, 3.50%, 05/01/2042	1,079,106	1,145,288
Pool Q08196, 3.50%, 05/01/2042	1,376,700	1,461,134
Pool Q08758, 3.50%, 06/01/2042	1,193,956	1,267,182
Pool Q09142, 3.50%, 06/01/2042	1,459,245	1,548,742
Pool Q09347, 3.50%, 07/01/2042	1,381,344	1,466,062
Pool A95574, 4.00%, 12/01/2040	928,647	1,010,517
Pool A97097, 4.00%, 02/01/2041	1,184,268	1,267,948
Pool A97712, 4.00%, 03/01/2041	804,092	880,509
Pool Q03658, 4.00%, 10/01/2041	1,112,773	1,192,097
Pool Q04226, 4.00%, 10/01/2041	809,554	876,371
Pool A91363, 4.50%, 03/01/2040	1,167,379	1,259,956
Pool A91756, 4.50%, 03/01/2040	840,236	921,573
Pool A92905, 4.50%, 06/01/2040	709,208	777,861
Pool A93467, 4.50%, 08/01/2040	509,667	559,004
Pool Q01597, 4.50%, 05/01/2041	1,071,217	1,159,850
Pool Q02377, 4.50%, 07/01/2041	670,227	742,857
Pool A68734, 5.00%, 07/01/2037	248,582	275,133
Pool A78734, 5.00%, 06/01/2038	746,257	809,407
Pool A91364, 5.00%, 03/01/2040	1,013,809	1,117,025
Pool A91757, 5.00%, 04/01/2040	928,755	1,015,474
Pool A92906, 5.00%, 07/01/2040	826,296	912,719
Pool A56707, 5.50%, 01/01/2037	175,148	191,522
Pool A58653, 5.50%, 03/01/2037	973,339	1,069,805
Pool A60749, 5.50%, 05/01/2037	126,312	138,336
Pool A68746, 5.50%, 10/01/2037	506,109	554,608
Pool A69361, 5.50%, 11/01/2037	299,012	330,795
Pool A76192, 5.50%, 04/01/2038	593,552	652,377
Pool A76444, 5.50%, 04/01/2038	792,103	876,300
Pool A78742, 5.50%, 06/01/2038	2,840,336	3,103,196
Pool A83074, 5.50%, 11/01/2038	457,203	505,801
Pool A84142, 5.50%, 01/01/2039	115,948	126,817
Pool G06072, 6.00%, 06/01/2038	2,895,834	3,187,359
Pool G06073, 6.50%, 10/01/2037	2,933,328	3,359,332
		57,909,655

FHA Project Loan - 1.07%
023-98141, 6.00%, 03/01/2047 (a)	3,119,478	3,254,779
Pool St. Michael, 6.20%, 09/01/2050 (a)	5,869,228	6,100,881
FHA Ridge, 6.45%, 01/01/2036 (a)	277,451	277,753
Pool Canton, 6.49%, 06/01/2046 (a)	4,754,658	5,042,163
034-35271, 6.95%, 11/01/2025 (a)	344,636	346,406
034-35272, 6.95%, 11/01/2025 (a)	341,572	343,326
Reilly 130, 7.43%, 08/25/2021 (a)	166,277	166,288
		15,531,596

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2012 (unaudited)
	Principal
	Amount	Value
FNMA Multi Family - 27.93%
Pool 469177, 0.65%, 09/01/2018 (b)	$6,849,854	$6,874,618
Pool 469489, 0.94%, 11/01/2018 (b)	1,975,413	1,983,791
Pool 471480, 1.93%, 06/01/2017	3,489,246	3,594,221
Pool 471510, 2.29%, 06/01/2019	4,986,391	5,220,433
Pool AM0344, 2.41%, 08/01/2022	6,100,000	6,267,797
Pool 470149, 2.42%, 02/01/2019	5,000,000	5,277,134
Pool 471584, 2.43%, 06/01/2019	6,503,110	6,758,753
Pool Sunset, 2.45%, 09/01/2022 (a)	14,750,000	15,165,832
Pool 469632, 2.56%, 12/01/2018	3,858,497	4,097,878
Pool Homestead, 2.65%, 09/01/2021 (a)	5,780,000	6,014,015
Pool 469177, 2.65%, 09/01/2021 (a)	3,725,000	3,875,967
Pool 469239, 2.69%, 10/01/2018	11,836,335	12,651,643
Pool AM0043, 2.71%, 07/01/2022	4,124,602	4,328,909
Pool 466487, 2.77%, 11/01/2017	12,600,178	13,483,030
Pool 468194, 2.80%, 06/01/2016	7,841,388	8,375,638
Pool 466009, 2.84%, 09/01/2017	12,774,630	13,709,804
Pool 471460, 2.88%, 06/01/2022	1,745,539	1,854,521
Pool 471334, 2.89%, 05/01/2022	4,980,244	5,298,177
Pool 471204, 2.90%, 05/01/2022	836,715	890,734
Pool 470439, 2.91%, 05/01/2022	7,978,508	8,497,980
Pool 471372, 2.96%, 05/01/2022	2,988,338	3,194,885
Pool 470164, 3.05%, 01/01/2022	8,224,578	8,858,002
Pool 470211, 3.06%, 12/01/2021	7,387,808	7,960,587
Pool 470863, 3.06%, 04/01/2022	1,492,550	1,607,042
Pool 470607, 3.08%, 03/01/2022	795,096	857,497
Pool 470619, 3.10%, 03/01/2022	1,749,476	1,877,055
Pool 470756, 3.12%, 03/01/2022	3,482,010	3,576,605
Pool 471117, 3.12%, 05/01/2022	2,988,902	3,229,042
Pool 471333, 3.12%, 08/01/2022	7,950,000	8,539,964
Pool 469907, 3.18%, 01/01/2022	7,870,361	8,541,924
Pool 469908, 3.18%, 01/01/2022	3,187,894	3,459,911
Pool 470035, 3.36%, 01/01/2022	3,322,208	3,539,776
Pool 470414, 3.37%, 01/01/2022	992,944	1,036,479
Pool 470257, 3.38%, 01/01/2022	999,903	1,099,668
Pool 469760, 3.42%, 12/01/2021	5,000,000	5,354,510
Pool 469683, 3.54%, 11/01/2021	5,935,081	6,597,287
Pool 469176, 3.62%, 09/01/2021	1,976,314	2,205,267
Pool 465007, 3.67%, 05/01/2016	5,450,000	5,557,206
Pool 465006, 3.67%, 05/01/2016	1,200,000	1,223,605
Pool 469514, 3.67%, 11/01/2021	1,885,505	2,110,194
Pool 466856, 3.74%, 12/01/2020	2,500,000	2,803,443
Pool 466544, 3.79%, 11/01/2020	1,025,480	1,153,902
Pool 469075, 3.82%, 09/01/2021	740,543	836,062
Pool 469548, 3.90%, 11/01/2021	1,746,470	1,982,306
Pool 468980, 3.95%, 09/01/2021	790,113	899,944
Pool 468280, 3.97%, 06/01/2021	489,330	557,251
Pool 468263, 3.98%, 06/01/2021	6,770,107	7,720,330
Pool 468648, 4.00%, 07/01/2021	10,448,248	11,640,241
Pool 467985, 4.08%, 05/01/2018	1,872,574	2,112,918
Pool 465585, 4.10%, 07/01/2020	1,655,850	1,891,157
Pool 466934, 4.10%, 01/01/2021	1,183,327	1,356,056
Pool 468317, 4.10%, 06/01/2021	3,629,478	4,158,856
Pool 468410, 4.13%, 06/01/2021	369,775	424,837
Pool 470044, 4.15%, 01/01/2027	2,883,907	3,289,943
Pool 466913, 4.18%, 06/01/2020	985,886	1,129,897
Pool 470020, 4.20%, 01/01/2030	248,672	276,773
Pool 465435, 4.22%, 07/01/2020	1,477,105	1,695,701
Pool 467899, 4.23%, 04/01/2021	1,743,258	2,008,823
Pool 467226, 4.24%, 04/01/2021	1,548,648	1,787,024
Pool 469501, 4.28%, 11/01/2029	1,387,254	1,552,365
Pool 469502, 4.28%, 11/01/2029	1,233,666	1,316,617
Pool 464907, 4.33%, 04/01/2020	4,067,807	4,675,488
Pool 467460, 4.33%, 04/01/2021	4,914,750	5,692,322
Pool 463712, 4.36%, 11/01/2019	2,438,324	2,802,401
Pool 464304, 4.36%, 01/01/2020	5,018,246	5,773,093
Pool 463873, 4.38%, 11/01/2019	445,064	510,601
Pool 464855, 4.38%, 04/01/2020	1,850,907	2,131,925
Pool 464772, 4.41%, 03/01/2020	2,868,832	3,310,317

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2012 (unaudited)
	Principal
	Amount	Value
Pool 463538, 4.42%, 09/01/2019	$1,502,369	$1,726,086
Pool 464223, 4.44%, 01/01/2020	789,881	911,521
Pool 464947, 4.44%, 04/01/2020	1,457,358	1,682,593
Pool 467315, 4.46%, 02/01/2021	9,815,213	11,413,609
Pool 464994, 4.51%, 05/01/2020	780,823	907,000
Pool 468947, 4.52%, 09/01/2026	1,928,870	2,137,050
Pool 467732, 4.57%, 04/01/2021	785,325	892,542
Pool 464725, 4.60%, 03/01/2020	636,602	740,774
Pool 465256, 4.65%, 06/01/2020	2,072,174	2,422,248
Pool 469625, 4.68%, 11/01/2041	2,528,414	2,705,858
Pool 464133, 4.85%, 01/01/2025	3,592,400	4,053,359
Pool 387659, 4.88%, 12/01/2015	865,131	950,284
Pool 387273, 4.89%, 02/01/2015	880,261	946,018
Pool 387560, 4.98%, 09/01/2015	446,371	486,781
Pool 387517, 5.02%, 08/01/2020	671,331	773,662
Pool 386980, 5.04%, 06/01/2014	1,137,112	1,197,688
Pool 463944, 5.06%, 12/01/2024	2,102,800	2,430,898
Pool 873236, 5.09%, 02/01/2016	542,202	597,854
Pool 466907, 5.13%, 03/01/2026	417,815	489,964
Pool 386104, 5.19%, 04/01/2021	211,019	235,696
Pool 387215, 5.19%, 01/01/2023	476,822	558,496
Pool 465394, 5.20%, 03/01/2026	562,278	678,834
Pool 385993, 5.23%, 04/01/2021	3,885,499	4,486,132
Pool 958128, 5.25%, 01/01/2019	503,064	586,053
Pool 463895, 5.25%, 10/01/2025	3,338,336	3,960,815
Pool 468520, 5.29%, 01/01/2028	1,456,882	1,760,685
Pool 387349, 5.31%, 04/01/2020	1,362,406	1,589,341
Pool 958081, 5.36%, 01/01/2019	3,116,930	3,614,253
Pool 873470, 5.42%, 03/01/2016	1,590,690	1,763,319
Pool 464523, 5.51%, 07/01/2024	1,478,741	1,722,077
Pool 874487, 5.52%, 05/01/2025	537,855	642,331
Pool 463144, 5.54%, 08/01/2024	1,528,097	1,739,876
Pool 873550, 5.55%, 04/01/2024	245,120	281,261
Pool 463000, 5.58%, 08/01/2021	1,310,219	1,547,295
Pool 467505, 5.66%, 03/01/2023	859,065	929,808
Pool 874481, 5.75%, 04/01/2022	3,740,579	4,551,374
Pool 463507, 5.76%, 03/01/2027	3,553,915	4,238,609
Pool 464296, 5.86%, 01/01/2028	2,338,780	2,329,534
Pool 873731, 5.88%, 07/01/2023	1,301,040	1,562,808
Pool 465990, 5.94%, 07/01/2027	488,997	598,182
Pool 387005, 5.95%, 06/01/2022	376,906	429,008
Pool 873949, 5.95%, 09/01/2024	1,348,757	1,459,513
Pool 463657, 5.96%, 10/01/2027	1,176,312	1,389,978
Pool 463839, 5.96%, 11/01/2027	695,889	822,691
Pool 873706, 6.04%, 06/01/2016	314,796	315,759
Pool 873679, 6.10%, 06/01/2024	820,292	985,850
Pool 467914, 6.10%, 04/01/2041	543,338	689,442
Pool 463997, 6.12%, 12/01/2027	992,917	1,180,775
Pool 958614, 6.22%, 04/01/2027	385,063	474,599
Pool 464836, 6.23%, 03/01/2028	2,618,941	3,113,299
Pool 465259, 6.29%, 04/01/2028	1,319,703	1,685,380
Pool 385229, 6.33%, 09/01/2017	1,160,383	1,324,282
Pool 465260, 6.33%, 06/01/2028	1,617,945	1,951,699
Pool 464254, 6.34%, 11/01/2027	2,596,415	3,059,149
Pool 464969, 6.34%, 04/01/2028	2,633,947	3,068,766
Pool 464890, 6.37%, 04/01/2028	1,503,810	1,793,932
Pool 874736, 6.43%, 10/01/2025	472,393	551,749
Pool 464632, 6.50%, 02/01/2028	507,069	553,772
Pool 465588, 6.55%, 07/01/2028	612,609	788,745
Pool 466756, 6.59%, 12/01/2028	1,861,009	2,337,226
Pool 464473, 6.60%, 02/01/2040	1,108,776	1,415,368
Pool 464573, 6.72%, 02/01/2040	2,765,166	3,059,119
Pool 466595, 6.78%, 11/01/2025	4,734,243	5,814,366
Pool 469854, 8.26%, 12/01/2026	1,635,205	2,174,424
		407,419,433

FNMA Single Family - 13.85%
Pool AB5779, 3.00%, 07/01/2042	1,587,153	1,648,783
Pool AP2099, 3.00%, 08/01/2042	1,918,969	1,992,210

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2012 (unaudited)
	Principal
	Amount	Value
Pool AJ7661, 3.50%, 12/01/2041	$2,110,379	$2,251,798
Pool AK2387, 3.50%, 02/01/2042	1,529,810	1,622,823
Pool AK6706, 3.50%, 03/01/2042	5,115,921	5,426,969
Pool AO0836, 3.50%, 05/01/2042	2,789,355	2,958,948
Pool AO3210, 3.50%, 06/01/2042	1,060,354	1,124,823
Pool AO8024, 3.50%, 07/01/2042	5,749,929	6,099,525
Pool AP2097, 3.50%, 08/01/2042	1,139,987	1,209,298
Pool AA3490, 4.00%, 03/01/2039	237,318	254,656
Pool AA8598, 4.00%, 07/01/2039	211,247	231,499
Pool AC1837, 4.00%, 08/01/2039	542,223	591,665
Pool AC6309, 4.00%, 12/01/2039	514,958	552,581
Pool AE5434, 4.00%, 10/01/2040	2,112,910	2,267,938
Pool AE9905, 4.00%, 10/01/2040	621,321	666,908
Pool AE7634, 4.00%, 11/01/2040	1,114,942	1,196,747
Pool AE7705, 4.00%, 11/01/2040	1,010,382	1,084,516
Pool AE8205, 4.00%, 11/01/2040	1,155,864	1,240,672
Pool AE8779, 4.00%, 12/01/2040	1,006,346	1,080,184
Pool AH0540, 4.00%, 12/01/2040	722,504	775,289
Pool AH0915, 4.00%, 12/01/2040	1,377,124	1,478,166
Pool AH2978, 4.00%, 01/01/2041	1,385,881	1,487,565
Pool AH2979, 4.00%, 01/01/2041	432,623	474,099
Pool AH5274, 4.00%, 01/01/2041	1,546,370	1,659,830
Pool AH5643, 4.00%, 01/01/2041	1,654,957	1,805,863
Pool AH5665, 4.00%, 02/01/2041	1,535,946	1,676,000
Pool AH5670, 4.00%, 02/01/2041	2,784,402	2,989,569
Pool AH5671, 4.00%, 02/01/2041	1,752,458	1,881,587
Pool AH5672, 4.00%, 02/01/2041	1,398,068	1,501,084
Pool AH6770, 4.00%, 03/01/2041	1,572,535	1,688,407
Pool AH7282, 4.00%, 03/01/2041	970,404	1,041,907
Pool AH8877, 4.00%, 04/01/2041	970,403	1,063,438
Pool AI0124, 4.00%, 04/01/2041	1,362,443	1,462,833
Pool AI9871, 4.00%, 09/01/2041	3,292,139	3,534,719
Pool AJ3460, 4.00%, 09/01/2041	1,166,003	1,251,920
Pool AJ4024, 4.00%, 10/01/2041	3,909,808	4,197,900
Pool AJ5285, 4.00%, 11/01/2041	4,655,878	4,998,943
Pool AJ7662, 4.00%, 12/01/2041	2,220,287	2,383,888
Pool AC4095, 4.50%, 09/01/2039	26,739	29,198
Pool AD8493, 4.50%, 08/01/2040	1,713,689	1,888,176
Pool 890226, 4.50%, 08/01/2040	18,024,502	19,504,463
Pool AE2970, 4.50%, 08/01/2040	369,326	400,814
Pool AE3014, 4.50%, 09/01/2040	913,740	991,643
Pool AE7635, 4.50%, 10/01/2040	891,362	967,357
Pool AH5666, 4.50%, 01/01/2041	665,561	733,328
Pool AH5644, 4.50%, 02/01/2041	702,183	773,679
Pool AH6769, 4.50%, 03/01/2041	4,629,809	5,033,214
Pool AH7512, 4.50%, 03/01/2041	1,253,564	1,381,202
Pool AH8880, 4.50%, 04/01/2041	1,498,470	1,664,155
Pool AH8881, 4.50%, 04/01/2041	2,483,864	2,736,770
Pool AI0125, 4.50%, 04/01/2041	2,413,736	2,624,049
Pool AI2268, 4.50%, 04/01/2041	1,716,561	1,862,909
Pool AI3491, 4.50%, 06/01/2041	4,713,482	5,124,178
Pool AI5362, 4.50%, 06/01/2041	3,429,024	3,721,372
Pool AI6148, 4.50%, 07/01/2041	1,677,277	1,823,422
Pool AI6155, 4.50%, 07/01/2041	3,199,018	3,477,755
Pool AI8446, 4.50%, 07/01/2041	1,075,223	1,168,909
Pool AI8166, 4.50%, 08/01/2041	2,812,169	3,057,199
Pool AI8167, 4.50%, 08/01/2041	2,562,209	2,785,459
Pool AI9872, 4.50%, 09/01/2041	2,584,106	2,809,264
Pool AJ4025, 4.50%, 10/01/2041	1,339,166	1,455,850
Pool 890230, 5.00%, 07/01/2040	21,903,630	23,915,943
Pool AD8500, 5.00%, 08/01/2040	2,223,611	2,439,594
Pool AH6772, 5.00%, 03/01/2041	454,701	509,240
Pool AH8879, 5.00%, 04/01/2041	1,468,912	1,635,920
Pool AI3492, 5.00%, 06/01/2041	1,306,095	1,445,928
Pool AI6154, 5.00%, 07/01/2041	1,343,605	1,496,366
Pool 890246, 5.50%, 11/01/2038	11,142,059	12,266,580
Pool 890247, 6.00%, 09/01/2038	17,579,361	19,411,005
Pool 886136, 6.50%, 07/01/2036	206,950	235,717
Pool 900106, 6.50%, 08/01/2036	236,241	268,944

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2012 (unaudited)
	Principal
	Amount	Value
Pool 900649, 6.50%, 09/01/2036	$447,856	$510,205
Pool 901391, 6.50%, 09/01/2036	311,453	354,812
Pool 947771, 6.50%, 09/01/2037	571,117	652,373
		202,012,542

GNMA Multi Family - 18.34%
Pool 2012-27 A, 1.61%, 07/16/2039	1,434,389	1,460,867
Pool 2010-140 A, 1.74%, 02/16/2031	5,035,723	5,094,394
Pool 2012-99 AE, 1.80%, 02/16/2048	9,000,000	9,114,543
Pool 2010-102 AB, 1.85%, 07/16/2032	2,385,436	2,414,352
Pool River, 1.97%, 10/01/2035 (a)	2,437,100	2,517,320
Pool 2012-83 AB, 1.98%, 05/16/2045	7,971,592	8,152,427
Pool 2009-115 AC, 2.02%, 09/16/2027	3,832,396	3,856,758
Pool 2010-83 A, 2.02%, 10/16/2050	1,209,032	1,222,826
Pool 2012-72 AB, 2.03%, 02/16/2046	1,817,260	1,871,793
Pool 2011-10 AB, 2.11%, 02/16/2029	1,551,920	1,576,191
Pool 2012-2 AB, 2.11%, 03/16/2037	8,484,181	8,766,017
Pool Benedict 1, 2.15%, 10/01/2034 (a)	1,441,200	1,497,720
Pool Benedict 2, 2.15%, 10/01/2034 (a)	416,400	432,603
Pool Spring, 2.15%, 10/01/2035 (a)	861,000	894,173
Pool 2012-70 AB, 2.18%, 08/16/2052	2,989,331	3,078,488
Pool 2011-58 A, 2.19%, 10/16/2033	1,246,952	1,273,836
Pool 2012-58 B, 2.20%, 03/16/2044	2,200,000	2,241,356
Pool 2011-31 A, 2.21%, 12/16/2035	7,281,098	7,441,268
Pool 2012-78 AD, 2.22%, 03/16/2044	2,750,000	2,806,807
Pool 2012-100 B, 2.31%, 11/16/2051	8,700,000	8,560,217
Pool 2010-97 A, 2.32%, 01/16/2032	1,405,520	1,431,394
Pool 2010-100 A, 2.35%, 06/16/2050	415,581	423,224
Pool 798583, 2.37%, 08/15/2047	8,609,000	9,168,097
Pool 2011-42 AC, 2.41%, 05/16/2030	1,593,858	1,628,188
Pool 2011-109 A, 2.45%, 07/16/2032	5,415,772	5,548,182
Pool 2011-49 A, 2.45%, 07/16/2038	126,365	130,302
Pool 2011-78 AB, 2.45%, 02/16/2039	10,126,912	10,449,049
Pool Bluff, 2.45%, 09/15/2047 (a)	11,276,500	11,922,519
Pool 2011-161 B, 2.53%, 07/16/2038	4,950,000	5,210,291
Pool 2012-53 AE, 2.69%, 03/16/2047 (b)	4,474,990	4,730,856
Pool 2011-64 AD, 2.70%, 11/16/2038	1,215,358	1,259,873
Pool Twin River, 2.73%, 09/01/2032 (a)	2,654,400	2,884,598
Pool 2010-156 AC, 2.76%, 03/16/2039	3,425,000	3,611,971
Pool 779493, 2.79%, 04/15/2052	3,090,823	3,285,191
Pool 2012-35 A, 2.83%, 10/16/2043	223,437	235,787
Pool 2011-6 AC, 2.85%, 12/16/2037	4,900,000	5,176,806
Pool 2010-71 AC, 2.99%, 03/16/2039	225,884	233,601
Pool 2011-27 B, 3.00%, 09/16/2034	1,145,000	1,220,602
Pool 2011-86 B, 3.00%, 02/16/2041	5,675,000	6,103,054
Pool 2011-143 A, 3.00%, 07/16/2043	8,086,213	8,574,855
Pool 793935, 3.00%, 05/15/2047	1,743,596	1,880,673
Pool 2012-9 A, 3.22%, 05/16/2039	1,481,893	1,566,378
Pool 2011-109 AC, 3.25%, 04/16/2043	500,000	542,532
Pool 2009-63 A, 3.40%, 01/16/2038	2,418,668	2,523,786
Pool 2009-49 A, 3.44%, 06/16/2034	2,306,877	2,410,304
Pool 2010-72 B, 3.46%, 05/16/2036	375,000	403,053
Pool 2009-105 A, 3.46%, 12/16/2050	1,786,376	1,863,672
Pool 2009-60 A, 3.47%, 03/16/2035	3,111,361	3,273,815
Pool 2011-164 AB, 3.50%, 04/16/2046 (b)	1,000,000	1,090,254
Pool 2009-86 A, 3.54%, 09/16/2035	5,614,827	5,892,699
Pool 773174, 3.63%, 03/15/2047	1,421,722	1,529,053
Pool 727108, 3.64%, 02/15/2047	1,385,546	1,490,152
Pool 2009-90 AE, 3.70%, 03/16/2037	1,217,063	1,291,937
Pool 727996, 3.75%, 01/15/2046	2,933,999	3,141,800
Pool 727998, 3.75%, 01/15/2046	5,205,401	5,574,074
Pool 2009-4 A, 3.81%, 11/16/2037	950,425	977,187
Pool 749013, 3.88%, 10/15/2049	2,140,949	2,324,359
Pool 2007-55 A, 3.91%, 08/16/2027	303,983	304,463
Pool 776887, 3.95%, 12/15/2041	1,977,669	2,131,398
Pool 793901, 4.00%, 02/15/2042	413,178	450,022
Pool 768249, 4.01%, 08/15/2052	2,587,500	2,776,173
Pool 2008-92 B, 4.04%, 05/16/2030	500,000	511,459
Pool 2010-123 C, 4.15%, 08/16/2051 (b)	250,000	279,098

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2012 (unaudited)
	Principal
	Amount	Value
Pool 2006-51 A, 4.25%, 10/16/2030	$372,896	$373,700
Pool 749575, 4.25%, 11/15/2046	5,987,338	6,558,341
Pool 2007-34 A, 4.27%, 11/16/2026	121,044	120,895
Pool 2008-80 B, 4.28%, 03/16/2033	544,010	546,160
Pool 2009-119 B, 4.29%, 02/16/2041	2,500,000	2,779,607
Pool 2008-22 B, 4.50%, 12/16/2038	937,261	957,542
Pool 793897, 4.50%, 02/15/2042	303,771	334,524
Pool 2008-28 B, 4.59%, 08/16/2034	1,064,891	1,097,216
Pool 749167, 4.64%, 04/15/2052	2,468,283	2,736,699
Pool 2008-52 B, 4.75%, 09/16/2032	1,782,648	1,880,052
Pool 2008-14 B, 4.75%, 10/16/2038	1,455,689	1,523,942
Pool 747075, 4.75%, 10/15/2045	2,875,372	3,169,055
Pool 2008-86 B, 4.81%, 11/16/2031	570,000	609,505
Pool 686520, 4.93%, 10/15/2051	2,803,105	3,098,079
Pool 2007-69 B, 4.96%, 06/16/2030	1,247,267	1,264,013
Pool 749165, 4.98%, 06/15/2052	4,412,437	4,936,896
Pool 2008-39 C, 5.02%, 03/16/2034 (b)	2,700,000	2,927,170
Pool 2007-75 B, 5.05%, 03/16/2036	655,231	673,060
Pool 2009-5 B, 5.07%, 08/16/2049 (b)	100,000	114,260
Pool 712102, 5.15%, 11/15/2032	545,228	582,629
Pool 735994, 5.15%, 08/15/2051	2,730,046	3,088,605
Pool 2008-48 D, 5.24%, 10/16/2039 (b)	146,939	152,023
Pool 734980, 5.25%, 11/15/2051	1,148,919	1,298,899
Pool 699580, 5.25%, 03/15/2052	6,200,000	7,038,675
Pool 668966, 5.45%, 04/15/2044	966,964	1,042,814
Pool 640434, 5.46%, 03/15/2043	334,215	352,062
Pool 461918, 5.52%, 12/15/2037	4,105,102	4,139,069
Pool 2008-59 B, 5.55%, 10/16/2026 (b)	842,695	866,374
Pool 664652, 5.65%, 06/15/2042	2,315,223	2,428,089
Pool 653889, 5.88%, 01/15/2043	180,388	189,632
Pool 637911, 6.00%, 07/15/2035	415,457	427,483
Pool 653914, 6.10%, 06/15/2043	1,865,342	1,974,921
Pool 667881, 6.14%, 02/15/2043	480,004	504,629
Pool 636413, 6.25%, 04/15/2036	716,660	743,670
Pool 675582, 6.47%, 10/15/2043	1,453,751	1,556,017
Pool 643896, 6.50%, 06/15/2049	1,324,149	1,408,495
Pool 645785, 6.75%, 02/15/2048	1,903,005	2,014,643
Pool 649205, 6.82%, 05/15/2049	230,436	243,948
		267,484,130

GNMA Single Family - 11.82%
Pool AB2734, 3.00%, 08/15/2042	2,576,327	2,709,039
Pool 779912, 3.50%, 11/15/2041	1,157,751	1,254,672
Pool 778657, 3.50%, 12/15/2041	1,580,129	1,714,186
Pool 778762, 3.50%, 01/15/2042	3,717,067	4,028,241
Pool 778846, 3.50%, 02/15/2042	3,971,093	4,308,496
Pool 778944, 3.50%, 03/15/2042	3,082,117	3,340,136
Pool 779075, 3.50%, 04/15/2042	1,725,294	1,869,727
Pool 779209, 3.50%, 05/15/2042	2,908,625	3,155,756
Pool 779354, 3.50%, 06/15/2042	2,451,395	2,656,613
Pool AA8245, 3.50%, 07/15/2042	4,893,654	5,303,325
Pool AB2735, 3.50%, 08/15/2042	2,012,333	2,180,795
Pool 737576, 4.00%, 11/15/2040	986,128	1,084,229
Pool 737712, 4.00%, 12/15/2040	2,878,151	3,164,472
Pool G2 757173, 4.00%, 12/20/2040	1,096,375	1,206,659
Pool 737837, 4.00%, 01/15/2041	2,799,323	3,077,802
Pool 759104, 4.00%, 01/15/2041	1,303,684	1,444,376
Pool G2 759436, 4.00%, 01/20/2041	2,152,499	2,367,663
Pool G2 759466, 4.00%, 01/20/2041	2,107,222	2,318,070
Pool 759191, 4.00%, 02/15/2041	988,692	1,087,048
Pool G2 759301, 4.00%, 02/20/2041	1,718,187	1,891,019
Pool G2 763042, 4.00%, 04/20/2041	1,196,053	1,315,730
Pool 738629, 4.00%, 08/15/2041	4,052,750	4,455,921
Pool 738630, 4.00%, 08/15/2041	2,468,949	2,714,562
Pool 770515, 4.00%, 08/15/2041	2,982,854	3,279,591
Pool 738735, 4.00%, 09/15/2041	4,649,825	5,112,394
Pool 738954, 4.00%, 11/15/2041	1,201,948	1,331,661
Pool 778766, 4.00%, 01/15/2042	2,021,475	2,222,573
Pool 778847, 4.00%, 02/15/2042	1,238,554	1,360,219

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2012 (unaudited)
	Principal
	Amount	Value
Pool 646730, 4.50%, 03/15/2039	$183,623	$202,166
Pool 646771, 4.50%, 04/15/2039	823,765	907,724
Pool 716818, 4.50%, 04/15/2039	493,690	543,544
Pool 650967, 4.50%, 05/15/2039	346,287	381,581
Pool 714559, 4.50%, 06/15/2039	684,714	755,356
Pool 717198, 4.50%, 06/15/2039	981,646	1,081,696
Pool 720050, 4.50%, 06/15/2039	415,498	457,845
Pool 714594, 4.50%, 07/15/2039	367,726	407,503
Pool 720208, 4.50%, 07/15/2039	1,160,555	1,288,269
Pool 720287, 4.50%, 08/15/2039	523,516	576,873
Pool 726289, 4.50%, 09/15/2039	1,463,115	1,612,236
Pool 726402, 4.50%, 10/15/2039	544,331	599,299
Pool 728954, 4.50%, 12/15/2039	840,257	925,897
Pool 729017, 4.50%, 01/15/2040	1,284,282	1,419,992
Pool 736579, 4.50%, 02/15/2040	628,950	695,411
Pool 737051, 4.50%, 03/15/2040	1,040,000	1,152,497
Pool 737222, 4.50%, 05/15/2040	987,238	1,094,028
Pool 658387, 4.50%, 06/15/2040	1,563,393	1,728,597
Pool 698160, 4.50%, 07/15/2040	1,136,417	1,256,502
Pool 721694, 4.50%, 08/15/2040	1,418,945	1,568,885
Pool 748456, 4.50%, 08/15/2040	1,119,443	1,240,533
Pool 738152, 4.50%, 04/15/2041	1,513,342	1,667,583
Pool 762882, 4.50%, 04/15/2041	1,084,050	1,200,228
Pool 738267, 4.50%, 05/15/2041	997,617	1,099,294
Pool 763543, 4.50%, 05/15/2041	1,038,458	1,144,298
Pool 738397, 4.50%, 06/15/2041	2,732,377	3,010,861
Pool 770396, 4.50%, 06/15/2041	989,308	1,090,139
Pool G2 783417, 4.50%, 08/20/2041	26,784,277	29,657,312
Pool 688624, 5.00%, 05/15/2038	525,304	584,409
Pool 411105, 5.00%, 01/15/2039	355,789	394,598
Pool 439079, 5.00%, 02/15/2039	400,098	450,616
Pool 646728, 5.00%, 03/15/2039	526,073	583,950
Pool 646750, 5.00%, 04/15/2039	712,208	791,897
Pool 716819, 5.00%, 04/15/2039	302,780	336,658
Pool 646777, 5.00%, 05/15/2039	858,844	967,286
Pool 720052, 5.00%, 06/15/2039	74,061	82,348
Pool 720288, 5.00%, 08/15/2039	960,064	1,081,286
Pool 722944, 5.00%, 08/15/2039	598,995	668,637
Pool 726290, 5.00%, 09/15/2039	1,419,603	1,598,850
Pool 723006, 5.00%, 10/15/2039	732,705	825,220
Pool 726403, 5.00%, 10/15/2039	977,146	1,086,479
Pool 737055, 5.00%, 03/15/2040	1,071,592	1,192,162
Pool 658393, 5.00%, 06/15/2040	1,069,162	1,189,459
Pool G2 783418, 5.00%, 06/20/2040	12,489,860	13,877,946
Pool 684677, 5.50%, 03/15/2038	1,054,760	1,178,380
Pool 684802, 5.50%, 04/15/2038	443,268	497,021
Pool 688625, 5.50%, 05/15/2038	401,325	450,494
Pool G2 688636, 5.50%, 05/20/2038	878,301	981,224
Pool 690974, 5.50%, 06/15/2038	412,025	461,216
Pool G2 690973, 5.50%, 06/20/2038	619,688	692,306
Pool 693574, 5.50%, 07/15/2038	624,009	697,145
Pool G2 409120, 5.50%, 07/20/2038	1,163,976	1,306,088
Pool G2 700671, 5.50%, 10/20/2038	607,256	679,081
Pool 411116, 5.50%, 01/15/2039	648,688	728,162
Pool 705998, 5.50%, 01/15/2039	256,381	286,370
Pool G2 684988, 6.00%, 03/20/2038	380,972	430,641
Pool 688626, 6.00%, 05/15/2038	605,637	682,220
Pool G2 688637, 6.00%, 05/20/2038	145,082	163,634
Pool G2 693900, 6.00%, 07/20/2038	303,194	341,964
Pool 696513, 6.00%, 08/15/2038	611,707	690,435
Pool G2 696843, 6.00%, 08/20/2038	487,307	553,580
Pool 699255, 6.00%, 09/15/2038	1,308,919	1,477,706
Pool G2 698997, 6.00%, 09/20/2038	1,020,552	1,151,053
Pool 705999, 6.00%, 01/15/2039	448,717	506,720
Pool G2 706407, 6.00%, 01/20/2039	406,234	460,211
Pool 582048, 6.50%, 01/15/2032	37,358	44,645
Pool G2 696844, 6.50%, 08/20/2038	331,610	380,994
Pool G2 698998, 6.50%, 09/20/2038	254,061	291,579

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2012 (unaudited)
	Principal
	Amount	Value
Pool G2 706408, 6.50%, 01/20/2039	$603,939	$693,124
Pool G2 530199, 7.00%, 03/20/2031	59,406	70,262
		172,329,180

HUD - 0.91%
2011-A, 2.05%, 08/01/2019	2,000,000	2,113,420
2010-A, 3.30%, 08/01/2019	5,718,000	6,514,889
0614, 5.51%, 08/01/2020	1,000,000	1,175,363
0620, 5.77%, 08/01/2026	3,000,000	3,510,795
		13,314,467

Small Business Administration - 2.16%
Pool 507253, 0.50%, 05/25/2030 (b)	107,611	107,168
Pool 507766, 0.58%, 07/25/2031 (b)	140,234	140,062
Pool 508901, 0.60%, 07/25/2020 (b)	640,051	639,391
Pool 508206, 0.60%, 09/25/2032 (b)	92,645	92,621
Pool 508298, 0.60%, 01/25/2033 (b)	387,192	387,082
Pool 508506, 0.63%, 06/25/2033 (b)	1,147,268	1,148,308
Pool 508716, 0.82%, 06/25/2034 (b)	1,918,848	1,938,964
Pool 508890, 0.90%, 06/25/2020 (b)	1,817,021	1,827,817
Pool 3169855009, 1.12%, 07/15/2031 (b)	107,568	109,993
Pool 3954135000, 1.25%, 03/24/2017 (b)	64,390	65,052
Pool 4334715001, 1.25%, 01/05/2020 (b)	31,076	31,802
Pool 4181175003, 1.25%, 08/26/2020 (b)	108,218	110,605
Pool 4320355010, 1.25%, 01/24/2021 (b)	283,677	290,297
Pool 4447885002, 1.25%, 02/15/2021 (b)	497,109	509,074
Pool 4394265010, 1.25%, 03/04/2021 (b)	904,850	927,045
Pool 3766345007, 1.25%, 09/17/2030 (b)	299,985	308,861
Pool 508969, 1.25%, 09/25/2035 (b)	2,875,019	2,986,366
Pool 4253715010, 1.25%, 10/08/2035 (b)	302,667	312,222
Pool 4422435000, 1.25%, 01/07/2036 (b)	895,061	925,700
Pool 4503205003, 1.25%, 01/18/2036 (b)	335,649	347,239
Pool 4488215007, 1.25%, 01/21/2036 (b)	508,973	526,549
Pool Ramdan, 1.25%, 06/27/2037 (b)	281,250	290,934
Pool 508994, 1.25%, 01/25/2036 (b)	3,316,839	3,445,964
Pool 509084, 1.25%, 07/25/2036 (b)	3,273,144	3,401,555
Pool 509133, 1.25%, 09/25/2036 (b)	3,945,676	4,100,855
Pool 509225, 1.25%, 04/25/2037 (b)	4,098,418	4,260,965
Pool 3153295002, 2.13%, 07/24/2029 (b)	594,903	607,999
Pool 3046316007, 2.13%, 12/03/2032 (b)	265,385	272,063
Pool 2604556010, 3.58%, 02/15/2017 (b)	142,708	150,411
Pool 4676035009, 4.325%, 12/15/2021 (b)	374,122	422,982
Pool 3111236004, 4.38%, 01/31/2015 (b)	14,022	14,308
Pool 3901715004, 5.09%, 02/16/2015 (b)	928	978
Pool 7530434005, 5.27%, 06/29/2024	88,643	93,997
Pool 3829225004, 6.08%, 11/05/2020	654,464	699,002
		31,494,231

Small Business Administration Participation Certificate - 0.01%
2008-20E, 5.49%, 05/01/2028	162,451	187,092

USDA Loan - 0.04%
Pool USDA Loan, 5.60%, 04/01/2019	564,987	629,213
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,116,334,412)		1,168,311,539

MUNICIPAL BONDS - 19.06%
Arkansas - 0.06%
Jonesboro Arkansas
3.00%, 10/01/2017	500,000	518,290
3.85%, 10/01/2019	225,000	237,400
		755,690

California - 0.42%
California Statewide Communities Development Authority
5.30%, 04/01/2016	1,135,000	1,180,423
Los Angeles Community Development & Redevelopment Agency
5.83%, 12/01/2017	700,000	735,056
6.25%, 09/01/2017	250,000	293,955

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2012 (unaudited)
	Principal
	Amount	Value
Los Angeles Multi-Family Housing Authority
6.65%, 07/20/2015	$410,000	$415,133
Napa Community Redevelopment Agency
5.60%, 09/01/2018	500,000	507,995
Sacramento County Housing Authority
0.18%, 07/15/2035 (b)	305,000	305,000
7.65%, 09/01/2015	390,000	391,806
San Francisco City & County Redevelopment Agency
0.17%, 06/15/2034 (b)	500,000	500,000
Tuolumne Wind Project Authority
6.92%, 01/01/2034	1,600,000	1,940,736
		6,270,104

Colorado - 0.04%
Colorado Housing & Finance Authority
5.22%, 05/01/2036	541,612	546,735

Connecticut - 0.05%
Connecticut Housing Finance Authority
5.83%, 11/15/2016	645,000	723,335

Delaware - 0.01%
Delaware State Housing Authority
5.20%, 07/01/2025 (c)	120,000	128,088

District of Columbia - 0.07%
District of Columbia
3.39%, 06/01/2014	920,000	924,572
District of Columbia Housing Finance Agency
7.00%, 05/20/2018	150,000	153,580
		1,078,152

Florida - 0.56%
County of Miami-Dade Florida
2.91%, 10/01/2013	5,000,000	5,081,350
Florida Housing Finance Corp.
6.85%, 04/01/2021	355,000	355,295
Florida State Department of Environmental Protection
0.33%, 07/01/2027 (b)	535,000	535,000
Hillsborough County Housing Finance Authority
0.20%, 11/15/2031 (b) (c)	1,530,000	1,530,000
Miami Dade County Housing Finance Authority
4.00%, 06/01/2016	630,000	644,112
Palm Beach County Housing Finance Authority
4.50%, 12/01/2015	205,000	206,289
		8,352,046

Hawaii - 0.04%
Hawaii Housing Finance & Development Corp.
0.17%, 12/01/2041 (b)	595,000	595,000

Idaho - 0.01%
Idaho Housing & Finance Association
6.00%, 07/01/2035	80,000	85,410

Illinois - 0.21%
Illinois Housing Development Authority
0.18%, 08/01/2034 (b) (c)	3,000,000	3,000,000

Indiana - 0.34%
Gary Community School Building Corp.
7.50%, 02/01/2029	250,000	288,182

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2012 (unaudited)
	Principal
	Amount	Value
Indiana Housing & Community Development Authority
5.51%, 01/01/2039	$2,395,000	$2,470,682
5.69%, 07/01/2037	540,000	544,406
5.90%, 01/01/2037	1,140,000	1,156,462
Tippecanoe Valley 2011 School Building Corp.
5.35%, 01/15/2026	350,000	413,319
		4,873,051

Iowa - 0.02%
Hawkeye Community College
2.60%, 06/01/2022	245,000	248,415

Kentucky - 0.65%
Kentucky Housing Corp.
4.25%, 07/01/2033	4,465,000	4,698,698
4.78%, 01/01/2015	640,000	693,165
5.17%, 01/01/2013	660,000	660,000
5.17%, 07/01/2013	310,000	317,152
5.75%, 07/01/2037	1,825,000	1,851,827
5.77%, 07/01/2037	790,000	804,441
6.06%, 07/01/2036	250,000	260,032
		9,285,315

Louisiana - 0.01%
Louisiana Housing Finance Agency
5.60%, 12/01/2029	165,000	167,460

Maine - 0.50%
Maine Health & Higher Educational Facilities Authority
2.30%, 07/01/2015	310,000	318,900
Maine State Housing Authority
0.18%, 11/15/2036 (b) (c)	4,600,000	4,600,000
4.00%, 11/15/2024 (c)	2,235,000	2,381,839
		7,300,739

Maryland - 0.63%
County of Montgomery Maryland
4.00%, 05/01/2014	285,000	300,427
4.00%, 05/01/2016	1,175,000	1,312,334
Maryland Community Development Administration
2.36%, 09/01/2018	150,000	150,870
2.49%, 03/01/2019	200,000	201,620
4.00%, 09/01/2025	5,000,000	5,253,100
6.07%, 09/01/2037	1,905,000	1,986,763
		9,205,114

Massachusetts - 0.54%
Massachusetts Development Finance Agency
4.32%, 04/01/2018	740,000	822,214
Massachusetts Housing Finance Agency
5.21%, 12/01/2016	1,970,000	1,996,221
5.54%, 12/01/2025	1,720,000	1,809,423
5.84%, 12/01/2036	695,000	734,775
5.96%, 06/01/2017	1,035,000	1,100,050
6.50%, 12/01/2039	1,210,000	1,337,038
		7,799,721

Michigan - 0.36%
Michigan State Housing Development Authority
0.18%, 06/01/2039 (b)	5,250,000	5,250,000

Minnesota - 0.09%
Minnesota State Housing Finance Agency
5.76%, 01/01/2037	230,000	233,388
5.85%, 07/01/2036	160,000	161,088

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2012 (unaudited)
	Principal
	Amount	Value
6.30%, 07/01/2023	$860,000	$916,175
		1,310,651

Mississippi - 0.21%
State of Mississippi
0.78%, 11/01/2015	3,000,000	2,995,710

Missouri - 0.06%
Missouri State Housing Development Commission
4.15%, 09/25/2025	117,917	118,708
5.72%, 09/01/2025	560,000	563,646
5.82%, 03/01/2037	105,000	106,655
		789,009

Nebraska - 0.56%
Nebraska Investment Finance Authority
0.18%, 09/01/2038 (b)	8,200,000	8,200,000

Nevada - 0.32%
Nevada Housing Division
0.18%, 04/15/2038 (b) (c)	3,700,000	3,700,000
0.27%, 10/01/2042 (b) (c)	1,000,000	1,000,000
5.11%, 04/01/2017	15,000	14,960
		4,714,960

New Hampshire - 0.02%
New Hampshire Housing Finance Authority
5.70%, 01/01/2035	310,000	333,758

New Jersey - 0.87%
City of Elizabeth
7.18%, 08/01/2013	125,000	127,677
New Jersey Environmental Infrastructure Trust
3.15%, 09/01/2024	270,000	273,750
3.38%, 09/01/2025	280,000	284,396
4.00%, 09/01/2028	195,000	199,842
New Jersey Housing & Mortgage Finance Agency
1.44%, 11/01/2013	130,000	129,953
1.54%, 11/01/2014	100,000	100,145
1.90%, 11/01/2015	135,000	135,456
2.13%, 11/01/2016	145,000	146,138
2.38%, 11/01/2017	80,000	80,862
2.69%, 11/01/2018	90,000	91,093
2.99%, 11/01/2019	100,000	101,394
3.27%, 11/01/2020	100,000	101,519
3.57%, 11/01/2021	70,000	70,946
3.72%, 11/01/2022	125,000	126,676
4.57%, 11/01/2027	900,000	911,565
4.89%, 11/01/2032	1,435,000	1,453,153
5.09%, 11/01/2043	4,785,000	4,851,990
5.27%, 10/01/2032	170,000	170,593
5.93%, 11/01/2028	1,625,000	1,742,829
6.13%, 11/01/2037	1,315,000	1,404,749
		12,504,726

New Mexico - 0.11%
New Mexico Mortgage Finance Authority
5.00%, 01/01/2013	155,000	155,451
5.00%, 07/01/2013	155,000	155,769
5.42%, 01/01/2016	180,000	195,199
5.68%, 09/01/2013	125,000	130,221
6.15%, 01/01/2038	965,000	995,291
		1,631,931

New York - 5.53%
Housing Development Corp.
0.66%, 11/01/2012	360,000	359,968
0.70%, 05/01/2013	660,000	659,914

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2012 (unaudited)
	Principal
	Amount	Value
0.76%, 11/01/2013	$500,000	$499,885
0.83%, 05/01/2014	625,000	625,819
0.95%, 11/01/2014	580,000	580,986
1.03%, 05/01/2015	500,000	499,870
1.10%, 05/01/2015	715,000	716,866
1.16%, 11/01/2015	605,000	604,812
1.25%, 11/01/2015	800,000	802,464
1.29%, 05/01/2016	615,000	614,557
1.40%, 05/01/2016	655,000	657,561
1.44%, 11/01/2016	500,000	501,105
1.57%, 11/01/2016	700,000	705,068
1.59%, 05/01/2017	785,000	787,724
1.73%, 05/01/2017	780,000	788,299
1.75%, 11/01/2017	550,000	552,151
1.90%, 05/01/2018	815,000	818,977
1.91%, 11/01/2017	750,000	758,655
2.04%, 11/01/2018	805,000	809,299
2.08%, 05/01/2018	760,000	771,446
2.21%, 05/01/2019	750,000	754,800
2.26%, 11/01/2018	630,000	640,086
2.36%, 11/01/2019	800,000	805,504
2.43%, 05/01/2019	720,000	734,400
2.51%, 11/01/2020	1,500,000	1,512,855
2.59%, 11/01/2019	820,000	837,220
2.74%, 05/01/2020	740,000	756,221
2.77%, 11/01/2021	2,265,000	2,276,959
Housing Finance Agency
1.71%, 08/01/2015	1,630,000	1,656,830
1.91%, 02/01/2016	1,655,000	1,691,162
2.11%, 08/01/2016	1,665,000	1,706,409
2.31%, 02/01/2017	1,685,000	1,743,284
2.51%, 08/01/2017	1,710,000	1,775,459
2.71%, 02/01/2018	1,730,000	1,808,784
2.91%, 08/01/2018	1,750,000	1,836,292
3.11%, 02/01/2019	1,775,000	1,872,234
3.26%, 08/01/2019	1,805,000	1,910,592
3.43%, 02/01/2020	1,830,000	1,939,709
3.58%, 08/01/2020	640,000	680,506
New York City Housing Development Corp.
0.81%, 05/01/2013	1,600,000	1,603,120
2.30%, 05/01/2016	2,130,000	2,217,351
2.50%, 11/01/2016	2,160,000	2,266,747
2.79%, 05/01/2017	2,195,000	2,326,700
3.67%, 11/01/2015	805,000	853,147
4.97%, 05/01/2019	1,995,000	2,251,677
5.63%, 11/01/2024	5,750,000	6,393,080
New York Mortgage Agency
1.23%, 10/01/2015	700,000	700,630
1.66%, 04/01/2017	950,000	953,639
1.82%, 10/01/2017	960,000	964,147
1.97%, 04/01/2018	970,000	975,160
2.12%, 10/01/2018	980,000	985,704
2.28%, 04/01/2019	995,000	1,001,278
2.43%, 10/01/2019	1,005,000	1,011,814
2.58%, 04/01/2020	1,975,000	1,989,279
2.58%, 10/01/2020	1,905,000	1,919,707
2.88%, 04/01/2021	1,040,000	1,045,252
3.40%, 10/01/2022	3,315,000	3,437,622
New York State Housing Finance Agency
0.17%, 11/01/2030 (b) (c)	4,700,000	4,700,000
4.90%, 08/15/2025 (c)	1,000,000	1,029,870
5.05%, 08/15/2039 (c)	1,415,000	1,448,833
Schenectady Metroplex Development Authority
5.30%, 08/01/2028	500,000	519,125
		80,648,614

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2012 (unaudited)
	Principal
	Amount	Value
North Carolina - 0.04%
North Carolina Housing Finance Agency
3.41%, 07/01/2022	$350,000	$365,376
4.01%, 01/01/2026	300,000	315,006
		680,382

Ohio - 0.10%
Ohio Housing Finance Agency
5.47%, 09/01/2025	1,240,000	1,291,324
State of Ohio
7.75%, 12/01/2015	190,000	195,882
		1,487,206

Oklahoma - 0.06%
Oklahoma Housing Finance Agency
5.58%, 09/01/2026	270,000	282,236
5.65%, 09/01/2026	505,000	550,344
		832,580

Oregon - 0.04%
City of Portland
4.62%, 06/15/2018	325,000	353,356
6.03%, 06/15/2018	250,000	272,618
		625,974

Pennsylvania - 0.90%
Commonwealth Financing Authority
4.97%, 06/01/2016	250,000	262,915
5.02%, 06/01/2016	5,310,000	5,992,707
5.17%, 06/01/2017	600,000	691,818
Pennsylvania Housing Finance Agency
0.54%, 07/01/2013	2,920,000	2,918,102
1.25%, 07/01/2015	2,510,000	2,507,214
5.72%, 10/01/2037	275,000	291,723
5.84%, 04/01/2037	480,000	488,717
		13,153,196

Rhode Island - 0.04%
Rhode Island Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	575,000	607,148

South Carolina - 0.05%
South Carolina State Housing Finance & Development Authority
5.15%, 07/01/2037 (c)	665,000	698,543

Texas - 0.66%
Texas Department of Housing & Community Affairs
0.19%, 07/15/2040 (b) (c)	5,430,000	5,430,000
0.24%, 09/01/2036 (b)	3,855,000	3,855,000
0.25%, 09/01/2017 (b)	395,000	395,000
		9,680,000

Utah - 1.70%
Salt Lake City Corp.
0.17%, 12/01/2021 (b)	100,000	100,000
Utah Housing Corp.
0.18%, 07/01/2028 (b)	750,000	750,000
0.18%, 07/01/2033 (b)	720,000	720,000
0.18%, 07/01/2039 (b) (c)	12,950,000	12,950,000
1.56%, 07/01/2020	1,740,000	1,747,830
5.11%, 07/01/2017	185,000	189,124
5.25%, 07/01/2035	145,000	148,296
5.26%, 07/20/2018	140,000	145,814
5.88%, 07/01/2034	1,300,000	1,339,286
5.92%, 07/01/2034	1,130,000	1,150,182
6.01%, 07/01/2034	5,000	5,221
6.10%, 07/20/2028	1,190,000	1,299,385

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2012 (unaudited)
	Principal
	Amount	Value
6.12%, 01/01/2035	$675,000	$713,570
6.25%, 07/20/2018	420,000	421,583
6.32%, 01/01/2028	1,960,000	2,112,429
West Jordan Redevelopment Agency
5.38%, 06/01/2018	530,000	609,182
West Valley City Redevelopment Agency
4.10%, 05/01/2023	100,000	113,151
4.40%, 05/01/2026	200,000	226,956
		24,742,009

Virginia - 1.81%
Arlington County Industrial Development Authority
0.28%, 02/01/2016 (b)	1,045,000	1,045,000
Virginia Housing Development Authority
2.77%, 03/01/2018	2,000,000	2,099,440
4.68%, 08/01/2014	5,000,000	5,323,500
4.84%, 12/01/2013	295,000	306,387
5.50%, 12/01/2020	500,000	521,525
5.50%, 06/25/2034	3,485,043	3,683,799
5.50%, 03/25/2036	3,184,230	3,357,035
5.70%, 11/01/2022	1,250,000	1,452,750
5.97%, 11/01/2024	1,405,000	1,641,279
6.25%, 11/01/2029	4,365,000	5,128,657
6.32%, 08/01/2019	1,755,000	2,108,720
		26,668,092

Washington - 0.31%
King County Housing Authority
6.38%, 12/31/2046	4,295,000	4,581,949

West Virginia - 1.02%
West Virginia Housing Development Fund
0.99%, 11/01/2012	1,000,000	1,000,740
1.10%, 05/01/2013	1,240,000	1,241,240
1.27%, 05/01/2014	290,000	292,361
2.71%, 11/01/2017	1,520,000	1,598,432
2.81%, 05/01/2018	1,900,000	2,014,342
2.91%, 11/01/2018	1,500,000	1,597,665
3.12%, 05/01/2019	2,015,000	2,159,637
3.22%, 11/01/2019	2,415,000	2,599,965
3.32%, 05/01/2020	1,510,000	1,627,191
3.42%, 11/01/2020	740,000	800,650
		14,932,223

Wisconsin - 0.04%
Wisconsin Housing & Economic Development Authority
5.53%, 03/01/2038	505,000	514,110

TOTAL MUNICIPAL BONDS (Cost $269,522,320)		277,997,146

MISCELLANEOUS INVESTMENTS - 0.24%
Community Reinvestment Revenue Note - A3, 4.68%, 08/01/2035 (a) (d)	345,000	328,518
Community Reinvestment Revenue Note - A3, 5.90%, 06/01/2031 (a) (d)	30,766	30,812
CRF Affordable Housing, 5.50%, 04/25/2035 (b) (d)	3,137,335	3,159,140
TOTAL MISCELLANEOUS INVESTMENTS (Cost $3,561,418)		3,518,470

CERTIFICATES OF DEPOSIT - 0.10%
Self Help Federal Credit Union
0.75%, 11/30/2012	250,000	250,000
0.80%, 08/23/2013	250,000	250,000

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2012 (unaudited)

	Principal
	Amount/Shares	Value
Urban
0.20%, 12/07/2012	$750,000	$750,000
0.35%, 12/06/2012	250,000	250,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $1,500,000)		1,500,000

SHORT-TERM INVESTMENT - 2.45%
Money Market Fund - 2.45%
Dreyfus Treasury Prime Cash Management, 0.00% (e)	35,732,404	35,732,404

TOTAL SHORT-TERM INVESTMENT (Cost $35,732,404)		35,732,404

Total Investments (Cost $1,432,777,396) - 102.44%		1,494,127,827
Liabilities in Excess of Other Assets, Net - (2.44)%		(35,620,825)
NET ASSETS - 100.00%		$1,458,507,002

Footnotes
The following information for the Fund is presented on an income tax basis as of August 31, 2012:
Cost of Investments		$1,432,777,396
Gross Unrealized Appreciation		62,395,281
Gross Unrealized Depreciation		(1,044,850)
Net Unrealized Appreciation		$61,350,431

(a)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.  The total fair value of such securities at August 31, 2012 is $61,095,673, which represents 4.19% of total net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of August 31, 2012.
(c)	Security is subject to Alternative Minimum Tax.
(d)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.  These securities may only be resold to qualified institutional buyers in transactions exempt from registration.  At August 31, 2012, these securities amounted to $3,518,470, which represents 0.24% of total net assets.

(e)	The rate shown is the 7-day effective yield as of August 31, 2012.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

FGLMC— Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
HUD— Housing and Urban Development

The table below sets forth information about the level within the fair value hierarchy at with the Fund’s investments were measured at August 31, 2012:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$7,068,268	$—	$7,068,268
U.S. Government & Agency Obligations	—	1,107,575,196	60,736,343	1,168,311,539
Municipal Bonds	—	277,997,146	—	277,997,146
Miscellaneous Investments	—	3,159,140	359,330	3,518,470
Certificates of Deposit	—	1,500,000	—	1,500,000
Short-Term Investment	35,732,404	—	—	35,732,404
Total Investments in Securities	$35,732,404	$1,397,299,750	$61,095,673	$1,494,127,827

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2012 (unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2012	$44,285,954
Accrued discounts/premiums	512
Realized loss	(1,411)
Change in unrealized appreciation	64,534
Purchases	16,424,843
Sales	(38,089)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of August 31, 2012	$60,736,343
Change in unrealized gains included in earnings related to securities still held at reporting period date	$350,646

Investments in Miscellaneous Investments
Beginning balance as of June 1, 2012	$328,181
Accrued discounts/premiums	—
Realized gain	—
Change in unrealized appreciation	337
Purchases	—
Sales	—
Transfers into Level 3	30,812
Transfers out of Level 3	—
Ending balance as of August 31, 2012	$359,330
Change in unrealized gains included in earnings related to securities still held at reporting period date	$384

For the period ended August 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended August 31, 2012, the transfers into Level 3 were due to the changes in the availability of observable inputs used to determine fair value.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of August 31, 2012.  The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at August 31, 2012	Valuation Techniques	Unobservable Inputs	Ranges
Asset Backed Securities	359,330	Matrix Pricing	Remaining average life	0.07-1.34 (0.705)
			Blended matrix spread to comp treasuries	t+345-t-845 (t+595)
			Coupon	4.68%-5.90% (5.29%)
Fannie Mae Multifamily	25,055,814	Matrix Pricing	Structure	All – 30 year amortization with 10 year Balloon, yield maintenance terms 2 at 9.5 year and 1 at 5 year
			Coupon	2.45%-2.65% (2.58%)
			Spread to benchmark	N+15-45 (25.83)
			Offered Quotes variance to Mark	0.98%-1.76% (1.25%)
Ginnie Mae Multifamily	20,148,932	Matrix Pricing	Structure	All 1 year Hard Lock, 5 have 9% declining prepayment penalties and 1 declines only to 6%
			Coupon	1.97%-2.73% (2.27%)
			Spread to benchmark	N+60-65 (63.33)
			Offered Quotes variance to Mark	0.72%-1.43% (1.08%)
FHA Multifamily	15,531,597	Matrix Pricing	Amortization	8.99-38 years (23.58)
			Structure	4 are out of lock out with higher coupons and greater likelihood to prepay, 3 remain in lockout for 9-12 years
			Coupon	6.00%-7.43% (6.64%)
			Spread to benchmark	N+245-490 (405)
			Offered Quotes variance to Mark	0.38%-1.47% (0.78%)

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2012 (unaudited)

The unobservable inputs used to determine fair value of reoccurring Level 3 assets may have similar or diverging impacts on valuation.  Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended August 31, 2012, there were no significant changes to the Fund’s fair valuation methodologies.

Item 2.	Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Community Reinvestment Act Qualified Investment Fund

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: October 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: October 29, 2012

By (Signature and Title)	/s/ Joseph H. Hastings
Joseph H. Hastings
Treasurer/Principal Financial Officer
Date: October 29, 2012